Label	Element	Value
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Johnson Institutional Core Bond Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47.17% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	47.17%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The fund’s strategy seeks to provide a diversified portfolio of investment grade bonds with aggregate risk, return, and income characteristics that are similar to those of broad bond market indices. Under normal market conditions, the fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations. The fund does not limit itself to securities of a particular maturity range but will normally seek to maintain a dollar weighted average duration between 4 to 8 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by 1%.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Average Total Returns for the Core Bond Fund Class I as of December 31 of each year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 4Q2023, 7.26% Worst Quarter: 1Q2022, -6.11%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.26%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.11%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities.
Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	91
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	164
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	376
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	675
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	171
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 684
Johnson Institutional Core Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.39%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.04%	[3]
Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.16%
Annual Return [Percent]	oef_AnnlRtrPct	3.67%
Annual Return [Percent]	oef_AnnlRtrPct	3.72%
Annual Return [Percent]	oef_AnnlRtrPct	0.13%
Annual Return [Percent]	oef_AnnlRtrPct	8.94%
Annual Return [Percent]	oef_AnnlRtrPct	9.71%
Annual Return [Percent]	oef_AnnlRtrPct	(2.04%)
Annual Return [Percent]	oef_AnnlRtrPct	(13.70%)
Annual Return [Percent]	oef_AnnlRtrPct	5.43%
Annual Return [Percent]	oef_AnnlRtrPct	1.21%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.21%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.62%
Performance Inception Date	oef_PerfInceptionDate	Aug. 31, 2000
Johnson Institutional Core Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.28%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.30%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.47%
Johnson Institutional Core Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.58%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.76%
Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.29%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2018
Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.83%
Performance Inception Date	oef_PerfInceptionDate	Sep. 15, 2023

[1]	Effective May 1, 2025, the Adviser has contractually agreed to waive a portion (0.05%) of its management fee for the fund, at least through April 30, 2026, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2026. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2026 for Class F shares.
[2]	For the Class F shares; inception date of 5/1/2018.
[3]	For the Class S shares; inception date of 9/15/2023.